U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

July 1, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Wall Street EWM Funds Trust (the “Trust”)
Securities Act Registration No.: 333-173481
Investment Company Registration No.: 811-22548

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the Evercore Wealth Management Macro Opportunity Fund, hereby certifies that the form of Prospectus and Statement of Additional Information filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Trust dated June 30, 2011, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A on June 28, 2011.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures